Statement of Changes in Consolidated Equity - EUR (€) € in Thousands	Equity attributable to parent	Share capital	Share premium	Reserves	Profit attributable to parent	Interim dividend	Treasury stock	Translation differences	Available for sale financial assets	Other comprehensive income	Non-controlling interests	Total
Balance at beginning of the year at Dec. 31, 2016	€ 3,721,481	€ 119,604	€ 910,728	€ 1,694,245	€ 545,456	€ (122,908)	€ (68,710)	€ 648,927	€ (5,219)	€ (642)	€ 6,497	€ 3,727,978
Translation differences	(559,390)							(559,390)			(133)	(559,523)
Available for sale financial assets	10,145								10,145			10,145
Other comprehensive income	(14)									(14)		(14)
Other comprehensive income / (expense) for the year	(549,259)							(559,390)	10,145	(14)	(133)	(549,392)
Profit/(loss) for the year	662,700				662,700						(1,386)	661,314
Total comprehensive income for the year	113,441				662,700			(559,390)	10,145	(14)	(1,519)	111,922
Net change in treasury stock	6,288						6,288					6,288
Acquisition of non-controlling interests	(346)			(346)							(43)	(389)
Other changes	6,475			6,475							(49)	6,426
Interim dividend	(122,986)					(122,986)						(122,986)
Distribution of prior year profit, reserves				422,548	(422,548)
Distribution of prior year profit, dividends	(95,274)			(95,274)								(95,274)
Distribution of prior year profit, interim dividend					(122,908)	122,908
Operations with shareholders or owners	(205,843)			333,403	(545,456)	(78)	6,288				(92)	(205,935)
Balance at end of the year at Dec. 31, 2017	3,629,079	119,604	910,728	2,027,648	662,700	(122,986)	(62,422)	89,537	4,926	(656)	4,886	3,633,965
Balance adjusted at the end of year at Dec. 31, 2017	3,653,715	119,604	910,728	2,057,210	662,700	(122,986)	(62,422)	89,537		(656)	4,886	3,658,601
Impact of new IFRS | Impact of new IFRS	24,636			29,562					€ (4,926)			24,636
Translation differences	259,854							259,854			(567)	259,287
Other comprehensive income	102									102		102
Other comprehensive income / (expense) for the year	259,956							259,854		102	(567)	259,389
Profit/(loss) for the year	596,642				596,642						(2,236)	594,406
Total comprehensive income for the year	856,598				596,642			259,854		102	(2,803)	853,795
Net change in treasury stock	6,981						6,981					6,981
Acquisition of non-controlling interests	(3,462)			(3,462)							469,010	465,548
Other changes	(9,437)			(9,437)							(43)	(9,480)
Interim dividend	(136,747)					(136,747)						(136,747)
Distribution of prior year profit, reserves				539,714	(539,714)
Distribution of prior year profit, dividends	(142,094)			(142,094)								(142,094)
Distribution of prior year profit, interim dividend					(122,986)	122,986
Operations with shareholders or owners	(284,759)			384,721	(662,700)	(13,761)	6,981				468,967	184,208
Balance at end of the year at Dec. 31, 2018	4,225,554	119,604	910,728	2,441,931	596,642	(136,747)	(55,441)	349,391		(554)	471,050	4,696,604
Translation differences	16,975							16,975			11,921	28,896
Other comprehensive income	(349)									(349)		(349)
Other comprehensive income / (expense) for the year	16,626							16,975		(349)	11,921	28,547
Profit/(loss) for the year	625,146				625,146						23,498	648,644
Total comprehensive income for the year	641,772				625,146			16,975		(349)	35,419	677,191
Net change in treasury stock	5,857						5,857					5,857
Acquisition of non-controlling interests	198,967			220,976				(22,009)			1,517,180	1,716,147
Other changes	(11,291)			(11,291)								(11,291)
Interim dividend	(136,828)					(136,828)						(136,828)
Distribution of prior year profit, reserves				459,895	(459,895)
Distribution of prior year profit, dividends	(101,912)			(101,912)								(101,912)
Distribution of prior year profit, interim dividend					(136,747)	136,747
Operations with shareholders or owners	(45,207)			567,668	(596,642)	(81)	5,857	(22,009)			1,517,180	1,471,973
Balance at end of the year at Dec. 31, 2019	€ 4,822,119	€ 119,604	€ 910,728	€ 3,009,599	€ 625,146	€ (136,828)	€ (49,584)	€ 344,357		€ (903)	€ 2,023,649	€ 6,845,768